Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2020	2019

Senior Notes [note 15 [c]]
Cdn$425 million Senior Notes due 2022 at 3.100%	$333	$327
€550 million Senior Notes due 2023 at 1.900%	671	615
$750 million Senior Notes due 2024 at 3.625%	748	747
$650 million Senior Notes due 2025 at 4.150%	646	645
€600 million Senior Notes due 2027 at 1.500%	730	670
$750 million Senior Notes due 2030 at 2.450%	741	—
Bank term debt at a weighted average interest rate of approximately 4.23% [2019 – 4.97%], denominated primarily in Chinese renminbi, Brazilian real, euro and Indian rupee	189	105
Government loans at a weighted average interest rate of approximately 1.54% [2019 – 1.63%], denominated primarily in euro, Canadian dollar and Brazilian real	32	48
Other	12	11

	4,102	3,168
Less due within one year	129	106

	$3,973	$3,062

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2021	$129
2022	365
2023	722
2024	760
2025	647
Thereafter	1,479

$4,102

Interest Expense, Net
[e]	Interest expense, net includes:

	2020	2019

Interest expense
Current	$9	$17
Long-term	96	87

	105	104
Interest income	(19)	(22)

Interest expense, net	$86	$82